INCOME TAXES (Narrative) (Details) (USD $)	9 Months Ended
Sep. 30, 2013
INCOME TAXES [Abstract]
Net operating loss carryforwards	$ 2,090,000
Expiration date	Dec. 31, 2032
Gross deferred tax assets	$ 807,748